UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John W. Rosebrough
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ John W. Rosebrough         Indianapolis, IN          July 24, 2008
     ----------------------         ----------------          -----------------
          [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          193

Form 13F Information Table Value Total:  $   177,885
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Anglo American plc             ADR             03485P201       77     2,184  SH          YES                     X
Anglogold Ashanti Ltd new
  ADR                          ADR             035128206       14       400  SH          YES                     X
BP PLC ADR                     ADR             055622104      266     3,822  SH          YES                     X
Korea Electric Power Corp.
  ADR                          ADR             500631106       39     2,700  SH          YES                     X
Nokia Corp. ADR                ADR             654902204       21       860  SH          YES                     X
Royal Dutch Shell plc Class
  A ADR                        ADR             780259206       82     1,000  SH          YES                     X
Teva Pharmaceutical ADR        ADR             881624209    1,238    27,040  SH          YES                     X
Unilever PLC ADR NEW           ADR             904767704        6       200  SH          YES                     X
IShares MSCI Emerging
  Markets Index Fund           ETF             464287234      350     2,579  SH          YES                     X
IShares MSCI EAFE Index        ETF             464287465    5,561    80,983  SH          YES                     X
SPDR Gold Trust                ETF             78463v107    5,711    62,487  SH          YES                     X
IShares Russell 2000 Index
  Fund                         ETF             464287655    1,047    15,170  SH          YES                     X
Standard & Poor's
  Depositary Receipts          ETF             78462F103      491     3,838  SH          YES                     X
Popular Inc                    COMMON          733174106        4       600  SH          YES                     X
Canadian National Railways     COMMON          136375102       10       200  SH          YES                     X
Canadian Natural Resources
  Ltd.                         COMMON          136385101      386     3,850  SH          YES                     X
EnCana Corp.                   COMMON          292505104    5,872    64,580  SH          YES                     X
Foster Wheeler New Ord F Ltd   COMMON          20755504         5        65  SH          YES                     X
Groupe Bruxelles Lambert       COMMON          000379714      107       900  SH          YES                     X
Nabors Industries Ltd.         COMMON          G6359F103    6,133   124,588  SH          YES                     X
National Oilwell Varco, Inc.   COMMON          637071101    6,752    76,110  SH          YES                     X
Rayonier Inc.                  COMMON          754907103       45     1,050  SH          YES                     X
Sauer-Danfoss Inc.             COMMON          804137107      156     5,000  SH          YES                     X
Alcoa Inc.                     COMMON          013817101       28       800  SH          YES                     X
Apple Inc.                     COMMON          037833100       23       140  SH          YES                     X
Anchor Bancorp Wisconsin
  Inc.                         COMMON          032839102       17     2,355  SH          YES                     X
Abbott Laboratories            COMMON          002824100       40       760  SH          YES                     X
Automatic Data Processing
  Inc.                         COMMON          053015103       54     1,300  SH          YES                     X
A F L A C Inc.                 COMMON          001055102    6,891   109,732  SH          YES                     X
Allergan, Inc.                 COMMON          018490102       84     1,622  SH          YES                     X
American International
  Group, Inc.                  COMMON          026874107       24       896  SH          YES                     X
Allstate Corp                  COMMON          020002101       19       418  SH          YES                     X
Applied Materials Inc.         COMMON          038222105        6       295  SH          YES                     X
Amgen Inc.                     COMMON          031162100    2,053    43,530  SH          YES                     X
Ameriprise Financial Inc.      COMMON          03076C106        5       124  SH          YES                     X
TD Ameritrade Holding Corp.    COMMON          87236Y108        6       353  SH          YES                     X
Avon Products, Inc.            COMMON          054303102    3,422    94,990  SH          YES                     X
American Express Co.           COMMON          025816109       79     2,094  SH          YES                     X
Allegheny Energy Inc.          COMMON          017361106      125     2,500  SH          YES                     X
Boeing Co.                     COMMON          097023105      687    10,458  SH          YES                     X
Bank of America Corp.          COMMON          060505104       10       437  SH          YES                     X
Baxter International Inc.      COMMON          071813109    5,001    78,213  SH          YES                     X
Bard C R Inc.                  COMMON          067383109      106     1,200  SH          YES                     X
Black & Decker Corp.           COMMON          091797100    2,387    41,514  SH          YES                     X
Bank of New York Co., Inc.     COMMON          064058100        9       241  SH          YES                     X
Bristol-Myers Squibb Co.       COMMON          110122108    3,252   158,391  SH          YES                     X
Burlington Northern Santa
  Fe Corp.                     COMMON          12189T104       60       600  SH          YES                     X
Buckeye Partners L.P.          COMMON          118230101      171     4,000  SH          YES                     X
Anheuser Busch Cos., Inc.      COMMON          035229103       62     1,000  SH          YES                     X
Citigroup Inc.                 COMMON          172967101      956    57,035  SH          YES                     X
Caterpillar Inc.               COMMON          149123101      106     1,440  SH          YES                     X
CBL & Associates Properties
  Inc.                         COMMON          124830100       23     1,000  SH          YES                     X
Colgate Palmolive Co.          COMMON          194162103    5,210    75,392  SH          YES                     X
Calumet Specialty Product
  Partners                     COMMON          131476103       59     4,100  SH          YES                     X
Comcast Corp. New Class A      COMMON          20030n101      195    10,266  SH          YES                     X
Comcast Corp. Special Class
  A                            COMMON          20030n200        2       112  SH          YES                     X
Cummins Inc.                   COMMON          231021106      183     2,800  SH          YES                     X
CMS Energy Corp.               COMMON          125896100       15     1,000  SH          YES                     X
ConocoPhillips                 COMMON          20825C104    1,942    20,570  SH          YES                     X
Covidien Ltd.                  COMMON          G2552X108      393     8,213  SH          YES                     X
Corn products Intl             COMMON          219023108        5       100  SH          YES                     X
Crane Corp.                    COMMON          224399105       46     1,200  SH          YES                     X
Cisco Systems Inc.             COMMON          17275R102    3,147   135,285  SH          YES                     X
CTI Group                      COMMON          126431105        9    31,570  SH          YES                     X
Cognizant Tech Solutions       COMMON          192446102        6       195  SH          YES                     X
CVS/Caremark Corp.             COMMON          126650100    4,894   123,692  SH          YES                     X
Chevron Corp.(formerly
  ChevronTexaco Corp)          COMMON          166764100      165     1,668  SH          YES                     X
Cybex International            COMMON          23252E106        0       100  SH          YES                     X
Developers Diversified
  Realty Corp.                 COMMON          251591103       17       500  SH          YES                     X
Duncan Energy Partners L.P.    COMMON          265026104       58     3,200  SH          YES                     X
Quest Diagnostics Inc.         COMMON          74834L100        8       175  SH          YES                     X
Danaher Corp.                  COMMON          235851102       11       140  SH          YES                     X
Disney (Walt)                  COMMON          254687106    4,707   150,865  SH          YES                     X
Genentech Inc.                 COMMON          368710406      105     1,380  SH          YES                     X
Dow Chemical                   COMMON          260543103       49     1,400  SH          YES                     X
Devon Energy Corp. new         COMMON          25179M103        9        75  SH          YES                     X
EBay, Inc.                     COMMON          278642103        6       205  SH          YES                     X
Enbridge Energy Partners
  L.P.                         COMMON          29250R106      226     4,500  SH          YES                     X
Edison International           COMMON          281020107       46       900  SH          YES                     X
Estee Lauder Companies Inc.
  Class A                      COMMON          518439104        4        76  SH          YES                     X
E M C Corp.-Mass               COMMON          268648102        6       420  SH          YES                     X
Enterprise Products
  Partners L.P.                COMMON          293792107      298    10,077  SH          YES                     X
Entertainment Properties
  Trust SBI                    COMMON          29380T105      173     3,500  SH          YES                     X
Electronic Arts                COMMON          285512109        5       122  SH          YES                     X
Express Scripts Inc.           COMMON          302182100        8       125  SH          YES                     X
Freeport-McMoran Cooper &
  Gold Inc. CL B               COMMON          35671D857        6        55  SH          YES                     X
Ferrell Gas Partners L.P.      COMMON          315293100      108     5,500  SH          YES                     X
Fiserv Inc.                    COMMON          337738108        8       170  SH          YES                     X
Fannie Mae                     COMMON          313586109      851    43,608  SH          YES                     X
Federal Home Loan Mtg Corp.
  (Freddie Mac)                COMMON          313400301        3       198  SH          YES                     X
FairPoint Communications
  Inc.                         COMMON          305560104        0         2  SH          YES                     X
General Dynamics Corp.         COMMON          369550108       42       500  SH          YES                     X
General Electric Co.           COMMON          369604103    2,873   107,628  SH          YES                     X
General Mills                  COMMON          370334104       91     1,500  SH          YES                     X
Corning Inc.                   COMMON          219350105       10       419  SH          YES                     X
Genworth Financial Inc.
  Class A                      COMMON          37247D106        5       275  SH          YES                     X
Gap Inc.(The)                  COMMON          364760108        6       335  SH          YES                     X
Goldman Sachs Group Inc.       COMMON          38141G104      136       775  SH          YES                     X
Gateway Industries             COMMON          367631108        0        15  SH          YES                     X
Hain Celestial Group Inc.      COMMON          405217100    1,779    75,758  SH          YES                     X
Halliburton Co. Holding Co.    COMMON          406216101       15       290  SH          YES                     X
Hanesbrands, Inc.              COMMON          410345102      227     8,358  SH          YES                     X
Home Depot Inc.                COMMON          437076102       39     1,655  SH          YES                     X
Holly Energy Partners L.P.     COMMON          435763107       70     1,800  SH          YES                     X
Harley Davidson Inc.           COMMON          412822108        2        60  SH          YES                     X
Hologic                        COMMON          010049911        2       110  SH          YES                     X
Honeywell International,
  Inc.                         COMMON          438516106    2,199    43,740  SH          YES                     X
Hewlett-Packard Co.            COMMON          428236103       23       522  SH          YES                     X
International Business
  Machines Corp.               COMMON          459200101    4,072    34,357  SH          YES                     X
Idex Corp.                     COMMON          45167R104       66     1,800  SH          YES                     X
Intel Corp.                    COMMON          458140100    2,014    93,753  SH          YES                     X
Illinois Tool Works, Inc.      COMMON          452308109       10       200  SH          YES                     X
Penney J C Inc.                COMMON          708160106       74     2,050  SH          YES                     X
Johnson & Johnson              COMMON          478160104    2,177    33,830  SH          YES                     X
Joy Global Inc.                COMMON          481165108       11       140  SH          YES                     X
J.P. Morgan Chase & Co.        COMMON          46625H100      104     3,023  SH          YES                     X
Nordstrom Inc.                 COMMON          655664100       79     2,600  SH          YES                     X
Kellogg Co                     COMMON          487836108      106     2,200  SH          YES                     X
Kimberly-Clark Corp.           COMMON          494368103    4,186    70,019  SH          YES                     X
Kinder Morgan Energy
  Partners L.P.                COMMON          494550106      691    12,400  SH          YES                     X
Kansas City Southern           COMMON          485170302    5,403   122,830  SH          YES                     X
Linear Technology Corp.        COMMON          535678106       10       300  SH          YES                     X
Eli Lilly & Co.                COMMON          532457108      682    14,779  SH          YES                     X
Legg Mason Inc.                COMMON          524901105        3        60  SH          YES                     X
Lincoln National Corp.-Ind     COMMON          534187109        3        70  SH          YES                     X
Lowe's Companies Inc.          COMMON          548661107        2       110  SH          YES                     X
Manpower Inc.                  COMMON          56418H100        6       105  SH          YES                     X
Midwest Banc Holdings          COMMON          598251106       25     5,050  SH          YES                     X
Medtronic Inc.                 COMMON          585055106    4,103    79,276  SH          YES                     X
McGraw-Hill Cos., Inc.         COMMON          580645109    3,555    88,603  SH          YES                     X
Medco Health Solutions, Inc.   COMMON          58405U102       70     1,474  SH          YES                     X
McCormick & Co.                COMMON          579780206       71     2,000  SH          YES                     X
Martin Marietta Materials
  Inc.                         COMMON          573284106       73       700  SH          YES                     X
3M Company                     COMMON          88579Y101    1,810    26,015  SH          YES                     X
Magellan Midstream Partners
  L.P.                         COMMON          559080106      171     4,800  SH          YES                     X
Motorola Inc.                  COMMON          620076109        7       985  SH          YES                     X
Merck & Company Inc.           COMMON          589331107      150     3,967  SH          YES                     X
Marathon Oil Corp.
  (formerly USX-Marathon)      COMMON          565849106      179     3,450  SH          YES                     X
Morgan Stanley                 COMMON          617446448        8       214  SH          YES                     X
Microsoft Corp.                COMMON          594918104    4,637   168,569  SH          YES                     X
MeadWestvaco Corp.             COMMON          583334107      346    14,494  SH          YES                     X
NIKE, Inc. 'B'                 COMMON          654106103       95     1,600  SH          YES                     X
Nustar Energy L.P.             COMMON          67058H102      456     9,627  SH          YES                     X
Norfolk Southern Corp.         COMMON          655844108       14       225  SH          YES                     X
Oneok Partners, L.P.           COMMON          68268N103      224     4,000  SH          YES                     X
Oracle Corp.                   COMMON          68389X105    2,472   117,722  SH          YES                     X
Occidental Petroleum Corp.     COMMON          674599105      157     1,750  SH          YES                     X
Plains All American
  Pipeline L.P.                COMMON          726503105      180     4,000  SH          YES                     X
Paychex, Inc.                  COMMON          704326107    2,847    91,016  SH          YES                     X
Plum Creek Timber Co. Inc.     COMMON          729251108      167     3,900  SH          YES                     X
Pepsico, Inc.                  COMMON          713448108    5,303    83,401  SH          YES                     X
Pfizer, Inc.                   COMMON          717081103    1,209    69,194  SH          YES                     X
Procter & Gamble Co.           COMMON          742718109      206     3,388  SH          YES                     X
Praxair Inc.                   COMMON          74005P104    4,162    44,163  SH          YES                     X
Qualcomm Inc.                  COMMON          747525103      163     3,680  SH          YES                     X
Transocean Inc.                COMMON          G90078109      531     3,487  SH          YES                     X
Raytheon Company               COMMON          755111507       13       225  SH          YES                     X
Sherwin Williams Co.           COMMON          824348106       54     1,180  SH          YES                     X
Sigma-Aldrich Corp.            COMMON          826552101       43       800  SH          YES                     X
Schlumberger Ltd.              COMMON          806857108      161     1,500  SH          YES                     X
Suburban Propane Partners,
  L.P.                         COMMON          864482104      421    11,000  SH          YES                     X
Sierra Pacific Resources new   COMMON          826428104       38     3,000  SH          YES                     X
St. Jude Medical Inc.          COMMON          790849103      104     2,555  SH          YES                     X
Questar Corp.                  COMMON          748356102    5,801    81,655  SH          YES                     X
State Street Corp.             COMMON          857477103       52       820  SH          YES                     X
Sysco Corporation              COMMON          871829107    1,667    60,610  SH          YES                     X
AT&T Inc.                      COMMON          00206R102    5,023   149,108  SH          YES                     X
TC Pipelines, L.P.             COMMON          87233Q108      289     8,200  SH          YES                     X
Terex Corp.                    COMMON          880779103        5        95  SH          YES                     X
Target Corp.                   COMMON          87612E106    4,182    89,946  SH          YES                     X
TJX Companies                  COMMON          872540109       14       447  SH          YES                     X
Thermo Fisher Scientific
  Inc.                         COMMON          883556102        6       115  SH          YES                     X
TMX Group Inc.                 COMMON          87261x10        67     1,625  SH          YES                     X
Teppco Partners, L.P.          COMMON          872384102      315     9,500  SH          YES                     X
Travelers Cos Inc.(St. Paul
  Travelers Cos)               COMMON          89417E109        6       135  SH          YES                     X
Time Warner, Inc.(formerly
  AOL Time Warner              COMMON          887317105      177    11,960  SH          YES                     X
Texas Instruments Inc.         COMMON          882508104       46     1,621  SH          YES                     X
Tyco International, Ltd.       COMMON          G9143X208      337     8,416  SH          YES                     X
UnitedHealth Group, Inc.       COMMON          91324P102       55     2,110  SH          YES                     X
United Technologies Corp.      COMMON          913017109    3,898    63,179  SH          YES                     X
Varian Medical Systems         COMMON          92220P105       52     1,000  SH          YES                     X
Valero Energy Corp. new        COMMON          91913Y100        5       110  SH          YES                     X
Vectren Corporation            COMMON          92240G101       31     1,000  SH          YES                     X
Walgreen Company               COMMON          931422109      315     9,690  SH          YES                     X
Wachovia Corp.                 COMMON          929903102    1,117    71,930  SH          YES                     X
WABCO Holdings, Inc.           COMMON          92927K102        1        21  SH          YES                     X
Wells Fargo & Co.              COMMON          949746101    2,163    91,066  SH          YES                     X
Wal-Mart Stores Inc.           COMMON          931142103      157     2,791  SH          YES                     X
Western Union                  COMMON          959802109       60     2,418  SH          YES                     X
Weyerhaeuser Co.               COMMON          962166104        9       168  SH          YES                     X
Wyeth (formerly American
  Home Products)               COMMON          983024100       62     1,294  SH          YES                     X
Exxon Mobil Corp.              COMMON          30231G102    7,460    84,650  SH          YES                     X
Zimmer Holdings, Inc.          COMMON          98956P102        5        75  SH          YES                     X